Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement of comprehensive income [abstract]
Net income	$ 2,159	$ 1,772	$ 2,747	$ 3,931	$ 5,487
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	1,073	543	74	1,616	1,574
Net gains (losses) on hedges of net investments in foreign operations	(556)	16	(190)	(540)	(749)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	0	8	(4)	8	8
Net gains (losses) on hedges of net investments in foreign operations	(157)	(6)	(50)	(163)	(197)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	674	557	(62)	1,231	1,014
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	352	1,234	(1,794)	1,586	(2,115)
Reclassification of net (gains) losses to net income	(89)	(791)	1,154	(880)	1,271
Income tax expense (benefit):
Net gains (losses) in fair value	114	288	(465)	402	(545)
Reclassification of net (gains) losses to net income	(52)	(178)	320	(230)	355
Other comprehensive income net of tax available for sale financial assets net of tax	201	333	(495)	534	(654)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	1,425	3,476	(5,692)	4,901	(6,668)
Reclassification of net (gains) losses to net income	(1,573)	(2,756)	2,528	(4,329)	3,197
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	414	983	(1,532)	1,397	(1,783)
Reclassification of net (gains) losses to net income	(462)	(798)	699	(1,260)	870
Other comprehensive income net of tax cash flow hedges	(100)	535	(2,331)	435	(2,558)
Other comprehensive income (loss) from investments in associates	1	(13)	17	(12)	21
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(225)	(219)	1,055	(444)	1,203
Income tax expense (benefit)	(63)	(69)	279	(132)	348
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(162)	(150)	776	(312)	855
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(48)	101	35	53	229
Income tax expense (benefit)	(15)	10	(9)	(5)	59
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(33)	91	44	58	170
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	1,661	(1,090)	787	571	1,018
Income tax expense (benefit)	461	(284)	206	177	267
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	1,200	(806)	581	394	751
Other comprehensive income (loss) from investments in associates	0	2	1	2	2
Other comprehensive income (loss)	1,781	549	(1,469)	2,330	(399)
Comprehensive income	3,940	2,321	1,278	6,261	5,088
Comprehensive income (loss) attributable to non-controlling interests	73	63	56	136	205
Comprehensive income attributable to equity holders of the Bank	3,867	2,258	1,222	6,125	4,883
Preferred shareholders and other equity instrument holders	104	101	74	205	118
Common shareholders	$ 3,763	$ 2,157	$ 1,148	$ 5,920	$ 4,765